Short-term Loans (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) m²		Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥) m²	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Dec. 04, 2022	Sep. 20, 2022 USD ($)	Sep. 20, 2022 CNY (¥)	Aug. 26, 2022 CNY (¥)	Dec. 06, 2021 USD ($)	Dec. 06, 2021 CNY (¥)	Nov. 19, 2021 USD ($)	Nov. 19, 2021 CNY (¥)	Sep. 03, 2021 USD ($)	Sep. 03, 2021 CNY (¥)
Short-term Loans (Details) [Line Items]
Short term borrow		$ 5,387,400			$ 1,319,490					$ 5,400,000	¥ 38,000,000									$ 800,000	¥ 5,000,000
Fixed interest rate percentage		4.35%							4.35%			7.05%	5.50%	5.50%		7.359%	7.359%	5.655%	5.655%	5.50%	5.50%
Working capital loan (in Yuan Renminbi) | ¥															¥ 5,000,000						¥ 5,000,000
Piece of lan (in Square Meters) | m²		74,254.61							74,254.61
Repaid amount					300,000
Remaining balance	$ 400,000
Repayments of Short-Term Debt		$ 1,285,138			1,545,450			$ 5,774,926
Loan amount		35,212		¥ 250,000
Interest expense on all short-term bank loans		265,884			132,921			$ 372,881
Changjiang Li Autonomous County Rural Credit Cooperative Association [Member]
Short-term Loans (Details) [Line Items]
Short term borrow																$ 800,000	¥ 5,000,000
Beijing REIT [Member]
Short-term Loans (Details) [Line Items]
Short term borrow																		$ 800,000	¥ 5,000,000
Fixed interest rate percentage																		6.55%	6.55%
Repayments of Short-Term Debt					500,000		¥ 3,400,000
Xinyi REIT [Member]
Short-term Loans (Details) [Line Items]
Carring value		1,300,000							¥ 9,200,000
Hunyuan Rural Credit Cooperative Association [Member]
Short-term Loans (Details) [Line Items]
Short term borrow		$ 5,352,188	[1]		$ 725,000	[1]							$ 700,000	¥ 4,500,000

[1]

On December 6, 2021, Datong Ruisheng entered into a bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow approximately $0.8 million (RMB5 million) as working capital loan for a term of one year. The loan had a fixed interest rate of 7.3590% per annum and was guaranteed by Beijing REIT. On December 4, 2022, the Company renewed the loan to extend the maturity date to December 1, 2023. The renewed loan had a fixed interest rate of 7.05% per annum. The loan was fully repaid in 2023.

On April 28, 2023, Datong Ruisheng entered into a new bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow approximately $5.4 million (RMB38 million) as working capital loan from April 28, 2023 to April 13, 2024. The loan bears a fixed interest rate of 6.55% per annum. The loan is guaranteed by Beijing REIT Ecological. Zhongrong Honghe Eco Construction Materials Co., Ltd, a related party, pledged a land use right for the loan. The term of the loan was extended for an additional 90 days to July 13, 2024.